Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation revaluation of state deferred tax assets	1.90%	6.80%